CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Dec. 04, 2014 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) tranche $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities redeemed				$ 905,000,000	$ 297,000,000	$ 171,000,000
Period over which price is calculated				20 days
Proceeds from issuance of preferred units				$ 501,000,000	0	$ 0
Capital securities		$ 3,385,000,000		3,385,000,000	4,165,000,000
Redemption amount		47,000,000		47,000,000	51,000,000		$ 64	$ 64
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities		775,000,000		775,000,000	775,000,000
Preference shares | BSREP II RH B LLC
Disclosure of classes of share capital [line items]
Capital securities		249,000,000		$ 249,000,000	249,000,000
Cumulative dividend rate				9.00%
Annual return payable in monthly distributions				9.00%
Preference shares | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities		40,000,000		$ 40,000,000	40,000,000
Cumulative dividend rate				5.00%
Class B Junior Preferred Shares | Brookfield BPY Holdings Inc.
Disclosure of classes of share capital [line items]
Capital securities redeemed		330,000,000
Period over which price is calculated				20 days
Capital securities		420,000,000		$ 420,000,000	750,000,000
Cumulative dividend rate				7.64%
Maximum aggregate redeemable amount		375,000,000		$ 375,000,000
Redemption assumptions, number of units calculation, price per unit (in dollars per share) | $ / shares				$ 2
Redemption assumptions, number of units calculation, percent of average stock trading price				95.00%
Preferred share, aggregated voting rights, percent				1.00%
Class B Junior Preferred Shares | Brookfield BPY Holdings Inc. | Before Fifth Anniversary
Disclosure of classes of share capital [line items]
Cumulative dividend rate				5.75%
Class B Junior Preferred Shares | Brookfield BPY Holdings Inc. | After Fifth Anniversary
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, basis spread on interest rate				5.00%
Class C Junior Preferred Shares | Brookfield BPY Holdings Inc.
Disclosure of classes of share capital [line items]
Capital securities redeemed			$ 500,000,000
Capital securities		0		$ 0	500,000,000
Cumulative dividend rate				0.00%
Preferred share, aggregated voting rights, percent				1.00%
Series A Preferred Shares | Rouse
Disclosure of classes of share capital [line items]
Capital securities		142,000,000		$ 142,000,000	142,000,000
Cumulative dividend rate				5.00%
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities		$ 38,000,000		$ 38,000,000	$ 38,000,000
Preferred equity unit holders
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.7
Number of tranches of stock issued | tranche				3
Average dividend yield	6.50%
Period over which price is calculated	20 days
Conversion condition, limit of market price to exchange price at maturity, percent	80.00%
Preferred equity unit holders | Tranche One
Disclosure of classes of share capital [line items]
Preferred units, maturity	7 years
Preferred units, redemption period	3 years
Preferred equity unit holders | Tranche Two
Disclosure of classes of share capital [line items]
Preferred units, maturity	10 years
Preferred units, redemption period	4 years
Preferred equity unit holders | Tranche Three
Disclosure of classes of share capital [line items]
Preferred units, maturity	12 years
Preferred equity unit holders | Preference shares
Disclosure of classes of share capital [line items]
Preferred units, value	$ 1,800,000,000
Proceeds from issuance of preferred units	1,535,000,000
Proceeds from issuing other equity instruments	265,000,000
Preferred equity unit holders | Preference shares | Tranche One
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	125.00%
Preferred equity unit holders | Preference shares | Tranche Two
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	130.00%
Preferred equity unit holders | Preference shares | Tranche Three
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	135.00%
Brookfield Office Properties Inc. (“BPO”) | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate		95.00%		95.00%			95.00%